Goodwill and intangible assets - Brands (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€) item
Goodwill and intangible assets
Intangible assets	€ 716	€ 784
Indefinite-life intangibles
Goodwill and intangible assets
Number of brands | item	3	3
Yasso
Goodwill and intangible assets
Intangible assets	€ 362	€ 408
Talenti
Goodwill and intangible assets
Intangible assets	132	144
Ben & Jerry's
Goodwill and intangible assets
Intangible assets	€ 111	€ 125